Summary Prospectus March 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS DREMAN MID CAP VALUE FUND






CLASS/Ticker    A   MIDDVX    B   MIDYX    C   MIDZX    R   MIDQX    INST   MIDIX    S   MIDTX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C, R), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 29) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                      A          B          C       R    INST      S
                             ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                5.75      None       None     None    None    None
----------------------------     ----      --         --       ------  ------  -----
Maximum deferred sales
charge (load), as % of
redemption proceeds             None     4.00       1.00       None    None    None
----------------------------    -----    ----       ----       ------  ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C              R        INST           S
                             ---------  ---------  ---------  -------------  ----------  ----------
Management fee                   0.75       0.75       0.75         0.75         0.75        0.75
----------------------------     ----       ----       ----         ----         ----        ----
Distribution/service
(12b-1) fees                     0.24       0.99       0.99         0.50        None        None
----------------------------     ----       ----       ----         ----        -----       -----
Other expenses                   0.41       0.53       0.41        0.45(1)       0.27        0.38
----------------------------     ----       ----       ----        ------       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.40       2.27       2.15         1.70         1.02        1.13
----------------------------     ----       ----       ----        ------       -----       -----
Less fee waiver/
reimbursement                    0.00       0.00       0.00         0.04         0.00        0.00
----------------------------     ----       ----       ----        ------       -----       -----
NET ANNUAL FUND OPERATING
EXPENSES (after fee waiver
and/or expense reimburse-
ment)                            1.40       2.27       2.15         1.66         1.02        1.13
----------------------------     ----       ----       ----        ------       -----       -----

(1) "Other Expenses" for Class R shares are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through February 29, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.66% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class R shares. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class R shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 709     $ 630     $ 318     $ 169     $ 104     $ 115
--       -----     -----     -----     -----     -----     -----
3          993     1,009       673       532       325       359
--       -----     -----     -----     -----     -----     -----
5        1,297     1,415     1,154       919       563       622
--       -----     -----     -----     -----     -----     -----
10       2,158     2,185     2,483     2,005     1,248     1,375
--       -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 709     $ 230     $ 218     $ 169     $ 104     $ 115
--       -----     -----     -----     -----     -----     -----
3          993       709       673       532       325       359
--       -----     -----     -----     -----     -----     -----
5        1,297     1,215     1,154       919       563       622
--       -----     -----     -----     -----     -----     -----
10       2,158     2,185     2,483     2,005     1,248     1,375
--       -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for the fiscal year 2010: 40%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that portfolio management believes are undervalued, but have favorable prospects for appreciation. The fund defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Midcap (Reg. TM) Value Index. The fund may invest up to 20% of total assets in foreign securities.


The fund may also invest in the equity securities of real estate investment trusts (REITs).


MANAGEMENT PROCESS. Portfolio management begins by screening for stocks of mid-cap companies with below-market price-to-earnings ratios. Portfolio management then compares the company's stock price to such measures as book value, cash flow and yield and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth.


Portfolio management assembles the fund's portfolio from among the most attractive stocks, drawing, in addition, on an analysis of economic outlooks for various sectors and industries.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment



                                       2
                                                   DWS Dreman Mid Cap Value Fund


                                                SUMMARY PROSPECTUS March 1, 2011
could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

REAL ESTATE SECURITIES RISK. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class A shares, adjusted to reflect the higher expenses of Class R.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2006       2007      2008        2009       2010
  17.58      5.35       -40.03     38.44      19.58




Best Quarter: 22.25%, Q3 2009   Worst Quarter: -23.99%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. For all classes index comparison began on 7/31/05.



                                 CLASS           1          5       SINCE
                             INCEPTION        YEAR      YEARS   INCEPTION
                           -----------  ----------  ---------  ----------
CLASS A before tax          8/1/2005        12.71       3.00       3.21
--------------------------  --------        -----       ----       ----
  After tax on
  distributions()                           12.71       2.42       2.67
  After tax on distribu-
  tions and sale of fund
  shares                                     8.58       2.35       2.55
-------------------------- --------         -----       ----       ----
CLASS B before tax          8/1/2005        15.70       3.36       3.48
--------------------------  --------        -----       ----       ----
CLASS C before tax          8/1/2005        18.61       3.52       3.63
--------------------------  --------        -----       ----       ----
CLASS R before tax          3/1/2011        19.21       3.90       4.01
--------------------------  --------        -----       ----       ----
INST CLASS before tax       8/1/2005        19.90       4.69       4.80
--------------------------  --------        -----       ----       ----
CLASS S before tax          8/1/2005        19.83       4.64       4.73
--------------------------  --------        -----       ----       ----
RUSSELL MIDCAP VALUE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   24.75       4.08       4.12
-------------------------- --------         -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Dreman Value Management, L.L.C.


PORTFOLIO MANAGER(S)

MARK ROACH. Managing Director of Dreman Value Management, L.L.C. and Lead Portfolio Manager of the fund. Joined the fund in 2006.


DAVID N. DREMAN. Chairman of Dreman Value Management, L.L.C. and Portfolio Manager of the fund. Joined the fund in 2005.


E. CLIFTON HOOVER, JR. Chief Investment Officer and Managing Director of Dreman Value Management, L.L.C. and Portfolio Manager of the fund. Joined the fund in 2009.


MARIO TUFANO. Associate Portfolio Manager of the fund. Joined the fund in 2010.




                                       3
                                                   DWS Dreman Mid Cap Value Fund


                                                SUMMARY PROSPECTUS March 1, 2011

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares and Class R shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                   DWS Dreman Mid Cap Value Fund
                                      SUMMARY PROSPECTUS March 1, 2011 DMCVF-SUM